Common shares (Details) - USD ($) $ / shares in Units, $ in Millions	Apr. 26, 2019	Jun. 30, 2019	Dec. 31, 2018	Jul. 02, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common stock, shares issued (in shares)			100,000,000	100,000,000
Common stock, value			$ 10
Common shares, par value (in dollars per share)		$ 0.10	$ 0.10
Performance shares
Class of Stock [Line Items]
Performance shares, granted (in shares)	1,800,000
Predecessor
Class of Stock [Line Items]
Common stock, shares issued (in shares)					508,763,020
Common stock, value					$ 1,017
Treasury shares (in shares)					(4,244,080,000,000)
Treasury shares, value					$ (9)
Common shares, par value (in dollars per share)			2.00
Predecessor | Treasury stock
Class of Stock [Line Items]
Common shares, par value (in dollars per share)			$ 2.00